Financial assets at fair value through the income statement (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Loans and advances	£ 141,636	£ 136,959
Reverse repurchase agreements	1,731	1,613
Financial assets at fair value through the income statement	129,470	145,250
Financial assets designated at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	1,333	1,387
Debt securities	3,995	3,855
Reverse repurchase agreements	40	106
Financial assets at fair value through the income statement	5,368	5,348
Financial assets mandatory at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	17,804	14,257
Debt securities	1,225	660
Equity securities	6,548	5,172
Reverse repurchase agreements	97,783	119,285
Other financial assets	742	528
Financial assets at fair value through the income statement	£ 124,102	£ 139,902